Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Other Current Liabilities
Other Current Liabilities

14. Other current liabilities

Other current liabilities (in EUR thousands)	December 31, 2019	December 31, 2018
Accrual for employee bonuses	1.731	2,099
Accrual for outstanding vacation	403	315
Payroll tax	135	267
Wages and salaries	212	141
Social security	21	13
Other	63	44
Total other current liabilities	2,565	2,879

Stock appreciation rights program 2019

In April 2019, the Executive Board, with the approval of the Supervisory Board, established a stock appreciation rights plan under which the Company grants virtual options (“stock appreciation rights” or “SARs”) entitling the “beneficiary” to receive cash payments in accordance with the specific terms of the SAR plan. However, SARs do not confer any right to subscribe to shares of the Company. SARs may be issued to members of the Management Board of the Company, to members of the management of affiliated companies as well as to employees of the Company and affiliated companies (hereinafter collectively referred to as “beneficiaries”). The exact number of beneficiaries and the number of SARs to be granted to them are determined by the Company’s Management Board. To the extent that members of the Management Board are to receive SARs, the Supervisory Board alone is responsible for determining and deciding on the issue of the SARs. In accordance with the SAR Plan, a maximum of 4,000,000 SARs may be issued until March 31, 2024, of which a maximum of 1,600,000 SARs may be granted to members of the Management Board and a maximum of 2,400,000 SARs to other beneficiaries. The SAR Plan sets the dates for the payment of cash in connection with the SARs, unless there are legally binding regulations that conflict with the payout for the beneficiary. In addition, the eligible party must meet certain conditions for the grant of SARs and must enter into a written contract (“SAR Agreement”) with the Company prior to exercise and delivery. Finally, SARs are subject to regulations on vesting periods, expiry and forfeiture. In particular, the SARs may be exercised for the first time after a “vesting period” has expired:

a)	The vesting period for 15 % of the SARs granted on an issue date is one year after the issue date;

b)	The vesting period for an additional 25% of the SARs granted on an issue date is two years after the issue date;

c)	The vesting period for an additional 25% of the SARs granted on an issue date is three years after the issue date;

d)	The vesting period for the remaining 35% of the SARs granted at an issue date is four years after the issue date.

After expiry of the respective vesting period, SARs may be exercised until six years after the respective issue date, unless mandatory legal provisions stipulate otherwise in individual cases. If the SARs have not been exercised by that date, they expire without replacement. The beneficiary has no claim to payment if the SARs are not exercised on time and no further compensation will be granted.

SARs may only be exercised as long as their holder is in an ongoing employment or service relationship with the Company or with an affiliated company or as a member of the Company’s Management Board.

SARs may only be exercised if the reference price at the beginning of the respective exercise window exceeds the issue price by at least 20%. Furthermore, the reference price must be at least as high as the MSCI World Health Care Index TR or a comparable successor index in the time between the last trading day before the issue date and the 5th trading day before the beginning of the respective exercise window.

Upon effective exercise of the SARs, the Company is obligated, subject to certain adjustments, to make a payment (gross) for each SAR exercised as follows: reference rate - base amount = payout amount per SAR (gross)

To date, no rights have been issued under the Stock Appreciation Rights Program 2019.